Condensed Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Net investment income	$ 1,198.7	$ 1,277.4	$ 4,697.9	$ 4,968.8	$ 4,987.0
Fee income	891.9	889.0	3,515.4	3,603.6	3,516.5
Premiums	471.9	461.6	1,861.1	1,770.0	1,707.5
Net realized gains (losses):
Total other-than-temporary impairments	(11.6)	(7.3)	(74.1)	(550.6)	(1,383.4)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	(0.6)	(0.4)	(19.0)	(47.9)	(492.6)
Net other-than-temporary impairments recognized in earnings	(11.0)	(6.9)	(55.1)	(502.7)	(890.8)
Other net realized capital gains (losses)	(863.8)	(1,243.0)	(1,225.7)	(1,028.7)	(787.2)
Total net realized capital gains (losses)	(874.8)	(1,249.9)	(1,280.8)	(1,531.4)	(1,678.0)
Other revenue	95.6	89.0	378.5	428.2	547.0
Net investment income (loss)	44.2	34.9	556.6	528.4	316.0
Changes in fair value related to collateralized loan obligations	(8.9)	(16.7)	(113.4)	(48.8)	(121.8)
Total revenues	1,818.6	1,485.3	9,615.3	9,718.8	9,274.2
Benefits and expenses:
Policyholder benefits	540.5	448.1	2,613.5	3,286.5	2,466.7
Interest credited to contract owner account balance	520.9	570.1	2,248.1	2,455.5	2,560.6
Operating expenses	759.1	759.4	3,155.0	3,030.8	3,033.5
Net amortization of deferred policy acquisition costs and value of business acquired	130.5	173.7	722.3	387.0	746.6
Interest expense	44.4	24.3	153.7	139.3	332.5
Interest expense	36.8	22.2	106.4	68.4	49.8
Other expense	0.7	0.4	10.3	73.5	46.7
Total benefits and expenses	2,032.9	1,998.2	9,009.3	9,441.0	9,236.4
Income (loss) before income taxes	(214.3)	(512.9)	606.0	277.8	37.8
Income tax expense (benefit)	11.2	7.9	(5.2)	175.0	171.0
Net income (loss)	(225.5)	(520.8)	611.2	102.8	(133.2)
Less: Net income (loss) attributable to noncontrolling interest	(13.5)	(15.6)	138.2	190.9	(10.3)
Net income (loss) available to ING U.S., Inc.'s common shareholder	$ (212.0)	$ (505.2)	$ 473.0	$ (88.1)	$ (122.9)
Net income (loss) available to ING U.S., Inc.'s common shareholder per common share	$ (0.92)	$ (2.20)	$ 2,060,000.00	$ (380,000.00)	$ (530,000.00)